Quarterly Holdings Report
for

Fidelity® International Real Estate Fund

April 30, 2021

IRE-QTLY-0621
1.815812.116

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 6.7%
360 Capital Group Ltd. unit	4,474,804	$3,257,571
Arena (REIT) unit	4,243,336	10,591,087
Charter Hall Group unit	709,597	7,652,933
DEXUS Property Group unit	1,574,666	12,336,657
Home Consortium Ltd.	1,177,248	4,534,465
Ingenia Communities Group unit	1,632,294	6,639,271
National Storage (REIT) unit	4,872,138	7,544,036
NEXTDC Ltd. (a)	632,244	5,644,900

TOTAL AUSTRALIA		58,200,920

Bailiwick of Guernsey - 1.5%
Sirius Real Estate Ltd.	9,473,547	13,292,777
Belgium - 2.7%
Home Invest Belgium SA	45,556	6,188,976
Inclusio SA	233,871	5,862,424
Montea SICAFI SCA	33,000	3,618,292
VGP NV	12,256	2,139,489
Warehouses de Pauw	172,976	6,097,399
Warehouses de Pauw rights 5/21/21 (a)(b)	172,976	166,368

TOTAL BELGIUM		24,072,948

Bermuda - 3.0%
Great Eagle Holdings Ltd.	4,706,164	16,600,546
Tai Cheung Holdings Ltd.	9,279,000	5,817,480
Wing Tai Properties Ltd.	6,920,000	4,080,152

TOTAL BERMUDA		26,498,178

Cayman Islands - 5.4%
CK Asset Holdings Ltd.	7,558,000	47,433,620
France - 2.7%
ARGAN SA	123,865	12,330,302
Covivio	128,972	11,505,199

TOTAL FRANCE		23,835,501

Germany - 9.5%
LEG Immobilien AG	161,825	22,509,910
Scout24 AG (c)	27,343	2,272,848
Scout24 AG (a)	4,557	381,643
Scout24 AG (a)(d)	4,557	0
Vonovia SE (e)	856,826	56,285,706
Vonovia SE rights 5/20/21 (a)(b)(e)	856,826	1,740,901

TOTAL GERMANY		83,191,008

Hong Kong - 3.4%
Hysan Development Co. Ltd.	1,808,000	6,808,149
Magnificent Hotel Investment Ltd.	170,159,000	2,541,076
Sino Land Ltd.	13,530,945	20,101,974

TOTAL HONG KONG		29,451,199

Ireland - 4.2%
Irish Residential Properties REIT PLC	15,370,700	30,047,543
Yew Grove REIT PLC	5,513,400	6,562,200

TOTAL IRELAND		36,609,743

Italy - 0.9%
COIMA RES SpA (c)	501,787	4,259,110
Infrastrutture Wireless Italiane SpA (c)	347,700	4,054,817

TOTAL ITALY		8,313,927

Japan - 21.4%
Advance Residence Investment Corp.	9,112	29,056,016
Daiwa Securities Living Invest	15,414	15,824,419
Goldcrest Co. Ltd.	520,600	7,559,632
Health Care & Medical Investment Corp.	7,773	9,701,136
Hulic Co. Ltd.	608,300	6,924,011
Ichigo, Inc.	1,636,800	5,107,044
JTOWER, Inc. (a)	89,200	6,415,152
Katitas Co. Ltd.	227,800	6,826,288
Kenedix Residential Investment Corp.	5,400	11,156,739
Kyoritsu Maintenance Co. Ltd.	70,000	2,222,527
LaSalle Logiport REIT	4,612	7,490,438
Mitsubishi Estate Co. Ltd.	2,658,700	43,679,164
Mitsui Fudosan Co. Ltd.	900	19,517
Nomura Real Estate Holdings, Inc.	913,700	22,489,276
SRE Holdings Corp. (a)	44,900	2,193,851
Takara Leben Co. Ltd.	724,300	2,319,563
Tokyo Tatemono Co. Ltd.	533,700	7,876,824

TOTAL JAPAN		186,861,597

Mexico - 0.4%
Corporacion Inmobiliaria Vesta S.A.B. de CV	1,661,162	3,237,532
Netherlands - 0.2%
CTP BV (a)(c)	96,800	1,635,108
New Zealand - 1.9%
Arvida Group Ltd.	5,392,800	6,946,358
Auckland International Airport Ltd.	735,997	3,997,497
Stride Property Group unit	3,170,893	5,264,291

TOTAL NEW ZEALAND		16,208,146

Singapore - 5.6%
Keppel DC (REIT)	4,426,900	8,948,609
Parkway Life REIT	3,093,700	9,694,330
Singapore Land Group Ltd.	5,338,100	11,271,885
Wing Tai Holdings Ltd.	13,419,081	19,360,989

TOTAL SINGAPORE		49,275,813

Spain - 3.0%
Aena Sme SA (a)(c)	26,800	4,662,277
Arima Real Estate SOCIMI SA (a)	1,008,691	11,035,559
Cellnex Telecom SA (c)	148,110	8,376,189
Melia Hotels International SA (a)	279,803	2,292,856

TOTAL SPAIN		26,366,881

Sweden - 7.9%
Amasten Fastighets AB (a)	7,538,613	9,154,389
Catena AB	134,800	6,531,762
Fastighets AB Balder (a)	270,300	15,571,972
Fortinova Fastigheter AB	881,300	4,528,536
Heba Fastighets AB (B Shares)	358,200	4,959,045
Hemnet Group AB (a)	163,500	3,090,171
K2A Knaust & Andersson Fastigheter AB	79,800	2,413,169
NP3 Fastigheter AB	487,600	8,939,233
Sagax AB	254,900	6,744,701
Wihlborgs Fastigheter AB	340,230	6,952,861

TOTAL SWEDEN		68,885,839

Switzerland - 2.2%
Flughafen Zuerich AG (a)	11,440	2,056,883
PSP Swiss Property AG	139,524	17,202,740

TOTAL SWITZERLAND		19,259,623

United Kingdom - 11.9%
Big Yellow Group PLC	463,200	7,650,840
Deliveroo Holdings PLC (a)(c)	274,600	1,016,353
Derwent London PLC	213,300	9,806,500
Grainger Trust PLC	5,539,691	21,850,086
Harworth Group PLC	3,759,100	6,645,126
Helical Bar PLC	1,573,374	9,213,131
Londonmetric Properity PLC	3,143,276	9,784,662
Rightmove PLC	507,000	4,299,181
Safestore Holdings PLC	721,773	8,487,791
Shaftesbury PLC (a)	1,179,168	10,235,059
St. Modwen Properties PLC	736,300	4,413,203
Triple Point Social Housing (REIT) PLC (c)	1,437,700	2,092,754
Urban Logistics REIT PLC	4,076,165	8,641,110

TOTAL UNITED KINGDOM		104,135,796

United States of America - 1.0%
CoStar Group, Inc. (a)	4,700	4,015,821
Prologis (REIT), Inc.	39,200	4,567,976

TOTAL UNITED STATES OF AMERICA		8,583,797

TOTAL COMMON STOCKS
(Cost $711,045,255)		835,349,953

Money Market Funds - 6.8%
Fidelity Cash Central Fund 0.04% (f)	36,639,135	36,646,463
Fidelity Securities Lending Cash Central Fund 0.04% (f)(g)	23,073,193	23,075,500
TOTAL MONEY MARKET FUNDS
(Cost $59,721,852)		59,721,963
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $770,767,107)		895,071,916
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(20,272,650)
NET ASSETS - 100%		$874,799,266

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,369,456 or 3.2% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,050
Fidelity Securities Lending Cash Central Fund	29,720
Total	$52,770

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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